Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	Property and Equipment, Net
The following is a summary of property and equipment, net:

	December 31, 2023	December 31, 2024
	RMB in thousands
Leasehold improvements	232,044	222,925
Servers and computers	3,029,118	3,406,915
Others	63,308	64,799

Total	3,324,470	3,694,639
Less: accumulated depreciation	(2,609,736)	(3,105,412)

Net book value	714,734	589,227

Depreciation expenses were RMB755.5 million, RMB727.2 million and RMB554.3 million for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment was recognized for any of periods presented.